Net Income Per Share - (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Net income attributable to SMTP.com	$ 319,587	$ 313,854	$ 930,593	$ 758,910	$ 1,069,607	$ 905,632
Basic weighted average common shares outstanding	15,130,162	14,707,250	14,931,366	14,297,562	14,412,183	13,773,566
Add incremental shares for:
Warrants	2,626,450		53,228		63,840	423,085
Stock options	543,352	551,593	554,058	598,986	135,526	957,613
Diluted weighted average common shares outstanding	15,699,964	15,258,843	15,538,652	14,896,548	14,611,549	15,154,264
Net income per share:
Basic	$ 0.02	$ 0.02	$ 0.06	$ 0.05	$ 0.07	$ 0.07
Diluted	$ 0.02	$ 0.02	$ 0.06	$ 0.05	$ 0.07	$ 0.06